Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $11,537,000.00.
Narrative - Max Aggregate Offering Price	$ 11,537,000.00